CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Current assets:
Accounts receivable (net of allowance for doubtful accounts of $88 as of March 31, 2013 and $64 as of December 31, 2012)	$ 5,147
Accounts receivable - affiliate	9,283
Due from related party	40,369
Other current assets	1,661
Total current assets	56,460
Property, plant and equipment	608,231
Less: accumulated depreciation	(137,339)
Net property, plant and equipment	470,892
Regulatory assets	18,247
Other assets	843
Total assets	546,442
Current liabilities:
Accounts payable	20,522
Due to related party	68,161
Income taxes payable	17,498
Accrued liabilities	11,247
Total current liabilities	117,428
Notes payable - affiliate	135,235
Deferred income taxes and investment tax credits	112,218
Other long-term liabilities	7,928
Total liabilities	372,809
Partners' capital:
Parent's net investment	173,633
Total partners' capital	173,633
Total liabilities and partners' capital	$ 546,442